Aug. 11, 2026
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund
The Annual Fund Operating Expenses table for Calamos High Income Opportunities Fund is restated as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):[1]	Class A	Class C	Class I
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%
Expense Reimbursement[2]	(0.75)%	(0.75)%	(0.75)%
Net Annual Fund Operating Expenses	1.00%	1.75%	0.75%

1      The table has been restated to reflect assets as of January 31, 2026.

2      The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	One Year	Three Years	Five Years	Ten Years
Class A	325	692	1,084	2,180
Class C	278	706	1,262	2,778
Class I	77	400	747	1,726
You would pay the following expenses if you did not redeem your shares:
You would pay the following expenses if you did not redeem your shares:
	One Year	Three Years	Five Years	Ten Years
Class A	325	692	1,084	2,180
Class C	178	706	1,262	2,778
Class I	77	400	747	1,726

CALAMOS INVESTMENT TRUST

(the “Trust”)

Supplement dated August 11, 2026 to the CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information, each dated February 27, 2026, as supplemented from time to time

This supplement updates certain information contained in the Prospectus and Statement of Additional Information noted above and should be attached to the Prospectus and Statement of Additional Information and retained for future reference.

1.	Calamos High Income Opportunities Fund

2.	Calamos International Growth Fund and Calamos Global Equity Fund